Partners' Capital Schedule of CMLP Partnership Distributions (Detail) - USD ($) $ / shares in Units, $ in Millions																											3 Months Ended		12 Months Ended
	Aug. 14, 2015	Aug. 07, 2015	May. 15, 2015	May. 08, 2015	Feb. 13, 2015	Feb. 06, 2015	Nov. 14, 2014	Nov. 07, 2014	Aug. 14, 2014	Aug. 07, 2014	May. 15, 2014	May. 08, 2014	Feb. 14, 2014	Feb. 07, 2014	Nov. 14, 2013	Nov. 07, 2013	[1]	Aug. 14, 2013	Aug. 09, 2013	Aug. 07, 2013	[1]	Aug. 01, 2013	May. 10, 2013	Apr. 30, 2013	Feb. 12, 2013	Jan. 31, 2013	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Distributions Made to Members or Limited Partners [Abstract]
Distribution to limited partner, record date		Aug. 07, 2015		May 08, 2015		Feb. 06, 2015		Nov. 07, 2014		Aug. 07, 2014		May 08, 2014		Feb. 07, 2014		Nov. 07, 2013				Aug. 07, 2013		Aug. 01, 2013		Apr. 30, 2013		Jan. 31, 2013
Distribution to limited partner, distribution date	Aug. 14, 2015		May 15, 2015		Feb. 13, 2015		Nov. 14, 2014		Aug. 14, 2014		May 15, 2014		Feb. 14, 2014		Nov. 14, 2013			Aug. 14, 2013	Aug. 09, 2013				May 10, 2013		Feb. 12, 2013
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.410		$ 0.410		$ 0.41		$ 0.410		$ 0.410		$ 0.410		$ 0.410		$ 0.405			$ 0.400	$ 0.510				$ 0.510		$ 0.510
Distribution Made to Limited Partner, Cash Distributions Paid	$ 74.3		$ 74.3		$ 74.3		$ 74.1		$ 74.1		$ 74.2		$ 74.1		$ 69.5			$ 34.3	$ 27.4				$ 27.4		$ 21.0		$ 97.2	$ 26.6	$ 222.9	$ 296.5	$ 179.6

[1]	Represents distributions associated with Inergy Midstream limited partner units.